Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 94.28%
BANK LOANS — 90.02%*
Automotive — 0.81%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/30/26
1
$ 1,211,302 $ 1,134,081
First Brands Group LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
6.29% 03/30/27
1
1,356,566 1,294,164
Oeconnection LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.60% - 5.67% 09/25/26
1
1,222,900 1,140,354
3,568,599
Communications — 8.24%
A-L Parent LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.92% 12/01/23
1
136,785 121,054
Altice Financing SA,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
3.79% 01/31/26
1
955,000 867,259
Altice France SA,
Term Loan B11, 1st Lien
(LIBOR plus 2.75%)
3.99% 07/31/25
1
987,013 899,416
Altice SA,
Term Loan B13, 1st Lien (France)
(LIBOR plus 4.00%)
5.41% 08/14/26
1,2
482,500 442,240
Banijay Group U.S. Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.87% 03/01/25
1
1,731,165 1,646,771
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
6.05% 12/17/27
1
1,481,250 1,355,344
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
1
2,441,134 2,251,177
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.42% 02/01/27
1
1,322,381 1,264,058
Consolidated Communications, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
5.19% 10/02/27
1
2,000,000 1,781,670
Coralus Co-Borrower LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.57% 01/31/28
1
2,250,000 2,104,954
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Crown Subsea Communications Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.81% 04/27/27
1
$ 801,370 $ 769,315
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
1
982,412 915,588
Dawn Acquisition LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 12/31/25
1
258,028 207,444
Diamond Sports Group, LLC,
Term Loan, 2nd Lien
(SOFR plus 3.25%)
4.43% 08/24/26
1
1,481,136 360,405
EW Scripps Co.,
Term Loan B3, 1st Lien
(LIBOR plus 3.00%)
4.42% 01/07/28
1
414,375 393,312
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.06% 05/01/28
1
1,234,375 1,160,775
Global Tel*Link Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 11/29/25
1
980,225 914,751
Gray Television, Inc.,
Term Loan D, 1st Lien
(LIBOR plus 3.00%)
4.06% 12/01/28
1
1,492,500 1,432,397
GTT Communications BV,
Term Loan B, 1st Lien
(EURIBOR plus 5.25%)
5.25% 05/31/25
1
706,100 605,318
Intelsat Jackson Holdings SA,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
4.92% 02/01/29
1,2
3,798,788 3,494,201
Metronet Systems Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.05% 06/02/28
1
1,981,316 1,840,969
MH Sub I LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 09/13/24
1
2,318,859 2,189,583
National CineMedia LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.69% 06/20/25
1
1,240,103 1,013,784
(LIBOR plus 8.00%)
9.69% 12/20/24
1
578,356 525,824

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
NEP Group, Inc.,
Term Loan B, 1st Lien
(PRIME plus 3.00%)
7.75% 10/20/25
1
$ 248,750 $ 237,712
NEP/NCP Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/20/25
1
481,523 450,051
Term Loan, 2nd Lien
(LIBOR plus 7.00%)
8.67% 10/19/26
1
440,000 406,727
New Insight Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.50%)
6.50% 12/20/24
1
477,500 442,643
Terrier Media Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 12/17/26
1
2,013,882 1,861,250
Univision Communications, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 01/31/29
1
997,500 935,780
UPC Financing Partnership,
Term Loan AT, 1st Lien
(LIBOR plus 2.25%)
3.57% 04/30/28
1
250,000 238,500
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(LIBOR plus 2.50%)
3.82% 01/31/28
1
1,000,000 939,440
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 03/09/27
1
2,004,276 1,855,569
(SOFR plus 3.25%)
5.78% 03/09/27
1
498,750 467,473
36,392,754
Consumer Discretionary — 5.14%
ADMI Corp.,
Term Loan B2, 1st Lien
(LIBOR plus 3.38%)
4.74% 12/23/27
1
1,234,375 1,128,355
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
4.00% 07/31/28
1,3
814,815 742,842
Arterra Wines Canada, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
5.75% 11/24/27
1
1,188,234 1,114,962
Birkenstock U.S. BidCo, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.10% 04/28/28
1
742,500 682,172
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Discretionary (continued)
City Brewing Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.47% 04/05/28
1
$ 993,744 $ 886,916
Culligan International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
4.83% 07/31/28
1
1,150,000 1,050,813
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
4.88% - 5.40% 01/24/29
1
2,000,000 1,868,330
Term Loan, 2nd Lien
(SOFR plus 6.00%)
8.15% 01/24/30
1
2,100,000 1,932,000
New Trojan Parent, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.26% - 4.92% 01/06/28
1
1,485,000 1,334,027
Pegasus Bidco BV,
Term Loan B, 1st Lien
(SOFR plus 0.00%)
0.00% 07/12/29
1
2,000,000 1,902,500
Prometric Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 01/29/25
1
960,226 896,212
Refresco,
Term Loan B3, 1st Lien
(LIBOR plus 2.75%)
4.44% 03/28/25
1
1,920,600 1,882,188
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
1
2,221,875 2,063,955
Tecta America Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 04/10/28
1
990,000 928,125
Triton Water Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 03/31/28
1
1,485,001 1,320,062
Waystar technologies, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 10/22/26
1
1,957,462 1,862,036
Weber-Stephen Products LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/30/27
1
1,213,380 1,108,726
22,704,221

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Consumer Products — 0.43%
Lakeshore Intermediate, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% 09/29/28
1
$ 1,990,000 $ 1,897,963
Electric — 1.39%
Astoria Energy LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 12/10/27
1
1,448,176 1,368,070
CommScope, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/06/26
1
1,949,975 1,759,863
Endure Digital, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.62% 02/10/28
1
1,980,000 1,785,297
Linden LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.76% 10/01/27
1
1,286,884 1,208,332
6,121,562
Energy — 1.65%
Apro LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.38% 11/14/26
1
1,329,473 1,246,381
Calpine Corp.,
Term Loan B10, 1st Lien
(LIBOR plus 2.00%)
3.67% 08/12/26
1
188,410 179,225
Lucid Energy Group II Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.87% 11/24/28
1
2,491,241 2,465,892
Parkway Generation LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.42% 02/16/29
1
1,793,750 1,733,220
Term Loan C, 1st Lien
(LIBOR plus 4.75%)
6.42% 02/16/29
1
251,754 242,524
TransMontaigne Operating Co. LP,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.00% - 5.10% 11/17/28
1
1,496,250 1,421,123
7,288,365
Entertainment — 1.54%
AMC Entertainment Holdings, Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 3.00%)
4.20% 04/22/26
1
523,647 442,874
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
Cineworld Finance U.S., Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.00% 02/28/25
1
$ 2,121,736 $ 1,353,052
Crown Finance U.S., Inc.,
Term Loan B1, 1st Lien
(LIBOR plus 7.00%)
7.00% 05/23/24
1
1,177,042 1,320,553
NAI Entertainment Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 05/08/25
1
1,391,572 1,367,219
SMG US Midco 2, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.50%)
4.17% 01/23/25
1
992,373 932,831
WildBrain Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.92% 03/24/28
1
1,481,250 1,401,403
6,817,932
Finance — 4.15%
Auris Lux III SA,
Term Loan B2, 1st Lien (Luxembourg)
(LIBOR plus 3.75%)
5.57% 02/27/26
1,2
1,209,381 1,097,513
Camelot Finance SA,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 10/30/26
1
975,000 925,031
Cushman & Wakefield,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 08/21/25
1
1,493,955 1,409,920
DCG Acquisition Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.17% 09/30/26
1
2,445,684 2,298,943
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
1
997,455 936,675
First Eagle Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.75% 02/01/27
1
1,423,869 1,333,354
Hertz Corp. (The),
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 06/30/28
1
1,254,805 1,185,339
Term Loan C, 1st Lien
(LIBOR plus 3.25%)
4.92% 06/30/28
1
238,871 225,647

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Finance (continued)
Jane Street Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 01/26/28
1
$ 1,723,750 $ 1,661,695
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/23/28
1
2,294,250 2,134,731
Schweitzer-Mauduit International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.44% 04/20/28
1
1,980,000 1,881,000
Tegra118 Wealth Solutions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.80% 02/18/27
1
997,462 948,836
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(LIBOR plus 2.00%)
3.32% 04/28/28
1
1,500,000 1,392,495
Trident TPI Holdings, Inc.,
Delayed-Draw Term Loan B3, 1st Lien
(LIBOR plus 4.00%)
6.25% 09/15/28
1,4
77,498 72,926
Term Loan B3, 1st Lien
(LIBOR plus 4.00%)
6.25% 09/15/28
1
869,208 817,925
18,322,030
Food — 3.69%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
5.81% 10/01/25
1
496,250 427,189
CH Gunther PPC Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.69% 12/08/28
1
997,500 945,131
Chobani LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 10/25/27
1
1,473,750 1,344,060
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.63% 06/09/28
1,5
2,171,579 2,012,782
Flora Food Group,
Term Loan B2, 1st Lien
(LIBOR plus 3.00%)
3.35% 07/02/25
1
1,944,615 1,577,569
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.49% - 3.92% 08/03/25
1
1,400,055 1,347,805
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Food (continued)
Matterhorn Merger Sub LLC,
Term Loan B2, 1st Lien
(LIBOR plus 4.00%)
5.67% 05/23/25
1
$ 1,473,699 $ 1,342,909
Shearer's Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 09/23/27
1
2,029,225 1,850,948
Snacking Investments Bidco,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 12/18/26
1
1,234,933 1,173,187
Sovos Brands Intermediate, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.25% 06/08/28
1
1,536,207 1,453,643
TKC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
7.00% 05/15/28
1
982,381 931,425
Utz Quality Foods LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 01/20/28
1
1,968,769 1,882,143
16,288,791
Gaming — 2.92%
Bally's Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.37% 10/02/28
1
996,247 927,909
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 12/23/24
1
1,432,500 1,382,807
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
1
3,990,000 3,690,770
GVC Holdings Gibraltar Ltd.,
Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
3.74% 03/29/27
1
1,732,500 1,667,964
J&J Ventures Gaming LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.25% 04/26/28
1
1,989,987 1,912,876
Penn National Gaming, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.38% 05/03/29
1
1,500,000 1,442,820
Scientific Games Holdings LP,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
4.18% 04/04/29
1
2,004,000 1,860,794
12,885,940

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care — 12.37%
ADMI Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.11% 04/30/25
1
$ 960,138 $ 883,087
Bausch & Lomb Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
4.55% 05/10/27
1
2,000,000 1,869,000
Bella Holding Co. LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 05/10/28
1
992,500 932,454
Cano Health, LLC,
Term Loan, 1st Lien
(SOFR plus 4.00%)
5.63% 11/23/27
1
2,007,807 1,839,653
Carestream Dental, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.17% 09/01/24
1
2,064,013 1,971,132
CCS-CMGC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.50%)
6.56% 10/01/25
1
482,500 471,945
Certara Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 08/15/26
1
1,980,000 1,935,450
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 03/01/24
1
300 293
Curia Global, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.99% 08/30/26
1
2,175,206 2,059,203
Da Vinci Purchaser Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% - 6.25% 01/08/27
1
2,211,856 2,099,881
Dermatology Intermediate Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 3.25%)
5.34% 04/02/29
1,6
44,787 166,035
eResearchTechnology, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.17% 02/04/27
1
1,756,278 1,627,121
Femur Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.75% 03/05/26
1
623,000 549,798
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.67% 11/15/27
1
925,556 877,084
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Heartland Dental LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.64% 04/30/25
1
$ 991,241 $ 930,279
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.17% 04/30/25
1
1,476,971 1,374,972
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/05/28
1
1,980,000 1,893,989
LSCS Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
6.75% 12/16/28
1
2,437,750 2,328,051
Medplast Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 07/02/25
1
962,500 889,311
National Seating & Mobility,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.92% 11/16/26
1
1,962,340 1,866,676
NMN Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 11/13/25
1,7
1,197,469 1,095,684
Option Care Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.42% 10/27/28
1
1,990,000 1,908,738
Organon & Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.63% 06/02/28
1
929,667 897,226
Pacific Dental Services, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.76% 05/05/28
1
990,000 943,802
Pathway Vet Alliance LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 03/31/27
1
2,451,973 2,283,400
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 02/01/28
1
2,424,031 2,282,916
Perrigo Investments LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
3.65% 04/20/29
1
2,000,000 1,932,500
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
1
2,469,543 2,335,768

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Phoenix Guarantor, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.14% 03/05/26
1
$ 1,973,766 $ 1,857,807
Phoenix Newco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.92% 11/15/28
1
2,493,750 2,348,489
Pluto Acquisition I, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.08% 06/22/26
1
1,491,215 1,306,678
Pregis TopCo LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.67% 07/31/26
1
996,800 945,091
Premise Health Holding Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.75% 07/10/25
1
2,110,457 2,078,800
Resonetics LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.24% 04/28/28
1
1,738,119 1,655,558
Sharp Midco LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.25% 12/29/28
1
1,745,625 1,640,887
Surgery Center Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
4.95% 08/31/26
1
1,193,548 1,115,597
Tecomet, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.50% 05/01/24
1
193,879 169,159
U.S. Renal Care, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.69% 06/26/26
1
770,526 535,998
(LIBOR plus 5.50%)
7.19% 06/26/26
1
992,500 687,306
54,586,818
Industrials — 12.42%
Alliance Laundry Systems, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.52% - 4.75% 10/08/27
1
1,492,341 1,422,858
Anchor Packaging LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 07/18/26
1
1,964,557 1,871,241
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Arterrsa Services  LLC,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.13% 03/06/25
1
$ 1,485,000 $ 1,181,770
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 10/13/28
1
1,244,118 1,098,966
AZZ, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
5.63% 05/11/29
1
1,279,049 1,224,689
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 06/11/26
1
496,256 468,962
Brookfield WEC Holdings, Inc.,
Term Loan B2, 1st Lien
(SOFR plus 2.75%)
5.25% 08/01/25
1
1,000,000 964,110
Clydesdale Acquisition Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
5.88% 04/13/29
1
1,500,000 1,406,250
Compass Power Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
5.89% 04/14/29
1
976,432 937,375
Conserve Merger Sub, Inc.,
Term Loan, 1st Lien (France)
(LIBOR plus 3.50%)
4.62% 08/08/25
1,2
1,925,000 1,754,965
Convergint Technologies,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 03/31/28
1
495,016 463,924
CSC Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.57% 01/15/26
1
967,500 902,803
Dermatology Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.25%)
5.33% 04/02/29
1
1,516,535 1,417,961
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
1
1,865,000 1,722,411
DTI Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
6.28% 04/26/29
1
2,000,000 1,877,850
Eagle 4 Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 07/12/28
1
497,446 476,718

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Energizer Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.88% 12/22/27
1
$ 1,486,237 $ 1,414,720
Engineered Machinery Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
6.00% 05/19/28
1
488,719 460,314
Golden Entertainment, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.63% 10/21/24
1
1,171,875 1,145,508
Hyland Software, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
3.50% 07/01/24
1
748,057 723,745
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
1
990,000 939,263
Iridium Satellite LLC,
Term Loan B2, 1st Lien
(LIBOR plus 2.50%)
4.17% 11/04/26
1
1,234,664 1,188,142
KAMC Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.57% 08/14/26
1,8,9
729,375 619,969
Liqui-Box Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.07% 02/26/27
1
980,000 902,825
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.50% 04/15/28
1
990,000 822,249
Osmose Utilities Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.92% 06/23/28
1
1,492,481 1,338,577
Patriot Container Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 03/20/25
1
1,461,832 1,278,416
Peacock Merger Corp.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
6.50% 12/29/28
1
1,492,500 1,395,487
Plaze, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.84% 08/03/26
1
1,760,293 1,641,473
(LIBOR plus 3.75%)
5.09% 08/03/26
1
492,500 460,487
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Proampac PG Borrower LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.71% - 5.26% 11/03/25
1
$ 1,915,748 $ 1,779,730
Project Castle, Inc.,
Term Loan B, 1st Lien
(SOFR plus 5.50%)
6.90% 06/01/29
1
750,000 676,875
Protective Industrial Products, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 12/29/27
1
1,775,171 1,704,164
Refficiency Holdings LLC,
Delayed-Draw Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.13% 12/16/27
1,10
21,997 190,984
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/16/27
1
1,659,332 1,561,846
Ring Container Technologies Group, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.27% 08/12/28
1
995,000 947,738
Spectrum Holdings III Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.59% 01/31/25
1
1,397,974 1,298,075
SPX FLOW, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.50%)
6.13% 04/05/29
1
496,894 464,348
Titan Acquisition, Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.88% 03/28/25
1
984,680 906,112
Transcendia Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/30/24
1
2,416,583 2,118,292
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
3.92% 05/30/25
1
486,278 463,343
TricorBraun Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
4.92% 03/03/28
1
1,982,937 1,851,389
USIC Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/12/28
1
1,488,750 1,390,679
Vantage Elevator Solutions,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.81% 11/17/28
1
2,493,750 2,312,953

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Wrench Group LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.25% 04/30/26
1
$ 2,232,737 $ 2,126,682
Zep, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.00% 08/12/24
1
1,717,420 1,515,623
54,832,861
Information Technology — 14.74%
AppLovin Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.25% 10/25/28
1
498,750 474,645
(LIBOR plus 3.25%)
4.78% 08/15/25
1
738,520 708,367
AQA Acquisition Holding, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 03/03/28
1
1,485,000 1,433,025
AthenaHealth Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
5.01% 02/15/29
1,11
1,709,522 1,579,179
Azalea Topco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
4.90% 07/24/26
1
498,750 467,578
Bifm CA Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.07% 06/01/26
1
987,793 913,708
Caesars Resort Collection LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
5.17% 07/21/25
1
982,500 949,463
Castle U.S. Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 01/29/27
1
981,250 867,180
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
1
1,400,000 1,327,207
CHG Healthcare Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
4.75% 09/29/28
1
744,375 706,040
CT Technologies Intermediate Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.92% 12/16/25
1
1,265,237 1,188,267
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
DCert Buyer, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 10/16/26
1
$ 1,716,787 $ 1,645,660
E2open LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.83% 02/04/28
1
1,980,016 1,875,233
EagleView Technology Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 08/14/25
1
2,694,322 2,484,677
Electron Bidco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.00%)
4.67% 11/01/28
1
997,500 936,852
Emerald Topco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.74% 07/24/26
1
1,468,592 1,379,008
Ensemble RCM LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
4.99% 08/03/26
1
981,099 951,460
EQT Box Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
5.03% - 6.08% 04/17/28
1
248,750 234,240
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
1
1,481,203 1,404,832
Helios Software Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.95% 03/11/28
1
1,657,143 1,527,886
Imperva, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.40% 01/12/26
1
752,254 679,286
ION Analytics,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 02/16/28
1
677,083 640,409
Logmein, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.35% 08/31/27
1
2,472,449 1,909,967
Magenta Buyer LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.23% 07/27/28
1
1,990,000 1,794,552
Magenta Buyer, LLC,
Term Loan, 2nd Lien
(LIBOR plus 8.25%)
9.48% 07/27/29
1
446,493 410,401

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
MeridianLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.25% - 5.88% 11/10/28
1
$ 1,995,000 $ 1,880,287
Mitnick Corporate Purchaser, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.75%)
5.92% 05/02/29
1
1,500,000 1,428,750
Monotype Imaging Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 5.00%)
7.25% 10/09/26
1
1,488,750 1,437,582
Northwest Fiber LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.26% 04/30/27
1
1,787,639 1,604,406
Nouryon USA LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.25% 10/01/25
1
1,241,636 1,177,611
Pactiv Evergreen Group Holdings, Inc.,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 09/25/28
1
1,736,875 1,632,037
Panther Purchaser LP,
Term Loan, 1st Lien
(LIBOR plus 4.50%)
5.74% 01/07/28
1
1,485,000 1,399,613
Playtika Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 03/13/28
1
994,962 940,657
Precision Medicine Group LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.63% 11/18/27
1,12
2,613,611 2,424,124
Pretium Packaging Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
4.97% - 5.12% 10/02/28
1
1,243,750 1,126,377
Project Alpha Intermediate Holding, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 04/26/24
1
1,935,525 1,867,182
Project Boost Purchaser, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 06/01/26
1
1,492,327 1,390,976
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82% 08/31/28
1
995,000 927,305
RealPage, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 04/24/28
1
1,986,244 1,841,407
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
Renaissance Learning, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.50%)
5.58% 03/30/29
1
$ 1,500,000 $ 1,437,503
Sitel Worldwide Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.01% 08/28/28
1
491,263 473,609
Skillsoft Finance II, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.19% 07/14/28
1
1,243,750 1,162,284
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.50% 10/07/27
1
2,220,731 2,077,783
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
1
1,975,000 1,823,913
Sunshine Software Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 10/16/28
1
1,995,000 1,790,513
Surf Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 03/05/27
1
2,012,712 1,896,981
Veeam Software,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 02/28/27
1
1,731,070 1,633,697
VT Topco, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.17% 08/01/25
1
1,694,312 1,622,837
Zelis Payments Buyer, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.56% 09/30/26
1
733,195 692,529
Zotec Partners LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.01% 02/14/24
1
934,734 901,434
65,080,519
Insurance — 1.81%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
1
2,959,647 2,725,835
AssuredPartners, Inc.,
Term Loan, 1st Lien
(SOFR plus 3.50%)
5.03% 02/12/27
1
997,500 932,663

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Asurion LLC,
Term Loan B8, 1st Lien
(LIBOR plus 3.25%)
4.92% 12/23/26
1
$ 491,266 $ 446,747
Term Loan B9, 1st Lien
(LIBOR plus 3.25%)
4.61% 07/31/27
1
1,239,972 1,125,274
Asurion, LLC,
Term Loan B4, 2nd Lien
(LIBOR plus 5.25%)
6.92% 01/20/29
1
1,000,000 854,500
Howden Group Holdings Ltd.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94% 11/12/27
1
987,487 934,686
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
3.25% 04/25/25
1
997,468 948,672
7,968,377
Materials — 3.72%
American Rock Salt Co. LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.36% 06/09/28
1
990,000 898,425
Archroma Finance SARL,
Term Loan B2, 1st Lien (Switzerland)
(LIBOR plus 4.25%)
5.43% 08/12/24
1,2
714,375 685,800
Cyanco Intermediate Corp.,
Term Loan, 1st Lien
(LIBOR plus 3.50%)
5.17% 03/16/25
1
405,815 383,749
Geon Performance Solutions, LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.17% 08/18/28
1
1,191,000 1,131,450
Herens U.S. Holdco Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
6.25% 07/03/28
1
2,826,564 2,542,494
ICP Group,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 12/29/27
1
1,481,250 1,305,966
INEOS U.S. Finance LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 11/08/28
1
498,750 475,997
INEOS U.S. Quattro LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 01/29/26
1
1,237,500 1,171,368
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Materials (continued)
Intertape Polymer Group, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.75%)
6.34% - 6.86% 06/15/28
1
$ 1,000,000 $ 915,835
LSF11 A5 HoldCo LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.14% 10/15/28
1
1,496,250 1,404,141
Lummus Technology Holdings V LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 06/30/27
1
1,879,523 1,742,252
Plaskolite PPC Intermediate II LLC,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 12/15/25
1
981,256 905,827
Polar U.S. Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
6.00% 10/15/25
1
544,322 499,415
Potters Borrower LP,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
6.25% 12/14/27
1
2,477,443 2,365,959
16,428,678
Real Estate Investment Trust (REIT) — 0.91%
Aveanna Healthcare LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.35% 07/17/28
1,13
1,610,472 1,427,281
Avison Young Canada, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.75%)
6.99% - 7.42% 01/31/26
1
1,488,432 1,470,764
Rent-A-Center, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.94% 02/17/28
1
1,236,241 1,116,869
4,014,914
Retail — 4.19%
American Airlines, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.75%)
5.81% 04/20/28
1
1,500,000 1,434,908
BC ULC,
Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.42% 11/19/26
1,2
1,110,379 1,063,188
BCPE Empire Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 4.00%)
5.67% 06/11/26
1
1,216,392 1,152,531

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
BW Gas & Convenience Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 03/31/28
1
$ 1,237,500 $ 1,175,625
Curium Bidco SARL,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.99% - 6.00% 07/09/26
1
982,323 930,137
(LIBOR plus 4.25%)
6.25% 12/02/27
1
1,483,781 1,413,302
Dave & Buster's, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.00% 06/29/29
1
500,000 477,190
Harbor Freight Tools USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 10/19/27
1
494,975 440,107
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 03/01/27
1
2,337,328 2,171,775
LSF9 Atlantis Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 7.25%)
9.30% 03/31/29
1
400,000 368,800
Pacific Bells LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
6.82% 11/10/28
1
497,526 462,699
SRS Distribution, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
4.02% 06/02/28
1
744,375 689,291
(SOFR plus 3.50%)
4.00% 06/02/28
1
748,125 691,316
Staples, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 450%)
4.50% 09/12/24
1
302,500 280,065
Tacala Investment Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/05/27
1
1,175,561 1,102,758
Term Loan B, 2nd Lien
(LIBOR plus 7.50%)
9.17% 02/04/28
1
735,000 689,676
U.S. Anesthesia Partners, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.31% 10/02/28
1
740,634 692,864
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 08/03/28
1
1,990,000 1,870,909
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Retail (continued)
Woof Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.81% 12/21/27
1
$ 1,493,700 $ 1,400,343
18,507,484
Services — 7.81%
Adtalem Global Education, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
5.60% 08/12/28
1
775,476 741,259
Allied Universal Holdco LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.11% 05/12/28
1
1,486,256 1,365,498
Alterra Mountain Co.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 08/17/28
1
1,985,000 1,893,194
Amentum Government Services Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
4.78% - 5.60% 02/15/29
1
2,750,000 2,626,264
ArchKey Holdings, Inc.,
Term Loan, 1st Lien
(LIBOR plus 5.25%)
6.49% 06/29/28
1
496,250 462,133
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.01% 03/06/28
1
1,313,782 1,249,735
Confluent Medical Technologies, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
5.80% 02/16/29
1
1,246,875 1,162,711
CoreLogic, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.19% 06/02/28
1
2,233,125 1,871,359
Covanta Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 11/30/28
1
927,988 879,964
Term Loan C, 1st Lien
(LIBOR plus 2.50%)
4.17% 11/30/28
1
67,361 63,875
Dodge Data & Analytics, LLC,
Term Loan, 1st Lien
(SOFR plus 4.75%)
7.58% 02/23/29
1
1,000,000 902,500
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.25% 06/22/29
1,14
684,211 658,340

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
Hornblower Sub LLC,
Term Loan B, 1st Lien
(LIBOR plus 4.50%)
7.38% 04/27/25
1
$ 995,735 $ 753,443
Lakeland Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 13.25%)
13.25% 09/25/27
1,8,9
557,605 383,819
Lakeland Tours LLC,
Term Loan, 1st Lien
(LIBOR plus 7.50%)
7.25% 09/25/25
1,8,9
496,512 451,826
Mavenir Systems, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.21% 08/18/28
1
648,375 606,231
Med Parentco LP,
Term Loan B, 1st Lien
(LIBOR plus 4.25%)
5.92% 08/31/26
1
1,462,175 1,326,924
NAB Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.20% 11/23/28
1
1,492,500 1,400,159
Olympus Water US Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.06% 11/09/28
1
1,492,500 1,394,555
PowerTeam Services LLC,
Term Loan, 1st Lien
(LIBOR plus 3.25%)
5.50% 03/06/25
1
147,718 117,705
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
9.50% 03/06/26
1,8,9
880,000 603,680
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
1
2,493,750 2,334,000
Safe Fleet Holdings, LLC,
Term Loan, 1st Lien
(SOFR plus 3.75%)
4.77% 02/23/29
1
1,745,625 1,635,432
Technimark Holdings LLC,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.26% 07/07/28
1
1,972,519 1,844,305
Trans Union LLC,
Term Loan B6, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/01/28
1
498,561 476,542
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
1
1,992,418 1,901,095
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
University Support Services, LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 02/10/29
1
$ 1,838,529 $ 1,737,409
Vaco Holdings, LLC,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
7.20% 01/19/29
1
1,990,000 1,920,350
Verscend Holding Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 08/27/25
1
989,915 950,318
WW International, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 04/13/28
1
945,000 750,330
34,464,955
Transportation — 2.09%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.40% 01/29/27
1
268,356 237,495
Kenan Advantage Group, Inc. (The),
Term Loan, 2nd Lien
(LIBOR plus 7.25%)
8.92% 09/01/27
1
2,350,000 2,150,250
Kestrel Bidco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
5.03% 12/11/26
1
1,479,866 1,334,470
Ozark Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/16/27
1
1,979,434 1,902,731
United Air,
Term Loan B, 1st Lien
(LIBOR plus 5.25%)
7.31% 06/21/27
1
2,000,000 1,981,000
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.39% 04/21/28
1
1,728,125 1,613,645
9,219,591
Total Bank Loans
(Cost $424,091,844) 397,392,354
CORPORATES — 4.26%*
Banking — 0.66%
Bank of America Corp.
(MTN)
(LIBOR USD 3-Month plus 0.65%)
2.23% 12/01/26
1
2,600,000 2,428,600

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
HSBC Holdings PLC
(United Kingdom)
(LIBOR USD 3-Month plus 1.00%)
2.46% 05/18/24
1,2
$ 500,000 $ 497,488
2,926,088
Communications — 0.33%
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
15
4,353,000 1,093,691
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,2,8,9,15
1,000,000 —
National CineMedia LLC
5.88% 04/15/28
15
500,000 353,785
1,447,476
Consumer Discretionary — 0.35%
Magallanes, Inc.
3.43% 03/15/24
15
1,570,000 1,539,254
Energy — 0.31%
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.50% 02/01/26
15
1,500,000 1,351,867
Finance — 0.72%
Citigroup, Inc.
(LIBOR USD 3-Month plus 0.55%)
2.07% 08/25/36
1
1,800,000 1,481,181
Goldman Sachs Group, Inc. (The)
3.27% 09/29/25
16
980,000 954,040
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
2,15
750,000 747,479
3,182,700
Food — 0.24%
Pilgrim's Pride Corp.
3.50% 03/01/32
15
1,350,000 1,060,325
Health Care — 0.35%
Prime Healthcare Services, Inc.
7.25% 11/01/25
15
1,250,000 1,072,250
Tenet Healthcare Corp.
4.63% 09/01/24
15
500,000 480,338
1,552,588
Industrials — 0.55%
Artera Services LLC
9.03% 12/04/25
15
880,000 711,436
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
1
850,000 675,119
OT Merger Corp.
7.88% 10/15/29
15
1,000,000 584,107
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
Titan Acquisition Ltd./Titan Co-Borrower LLC
(Canada)
7.75% 04/15/26
2,15
$ 250,000 $ 233,750
Trident TPI Holdings, Inc.
9.25% 08/01/24
15
250,000 229,253
2,433,665
Insurance — 0.45%
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
15,16
2,000,000 1,966,175
Retail — 0.30%
Michaels Cos., Inc. (The)
7.88% 05/01/29
15
2,000,000 1,324,020
Total Corporates
(Cost $23,496,670) 18,784,158
Total Bonds — 94.28%
(Cost $447,588,514)
416,176,512
Issues Shares Value
COMMON STOCK — 0.06%
Communications — 0.06%
Intelsat Emergence SA
2,8,9,17
(Luxembourg) 9,662 272,951
Total Common Stock
(Cost $323,677)
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,2,8,9,17
(Luxembourg) 1,011 —
Intelsat Jackson Holdings SA, Series
B
†,2,8,9,17
(Luxembourg) 1,011 —
—
Total Rights
(Cost $–) —
WARRANT — 0.01%
Entertainment — 0.01%
Cineworld Group PLC
2,17
(United Kingdom) 229,579 36,664
Total Warrant
(Cost $–)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 6.78%
Money Market Funds — 6.78%
Dreyfus Government Cash Management Fund
1.35%
18
13,232,000 13,232,000

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount/Shares Value
SHORT-TERM INVESTMENTS (continued)
Money Market Funds (continued)
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
18
340,782 $ 340,782
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
18
16,376,000 16,376,000
Total Short-Term Investments
(Cost $29,948,782) 29,948,782
Total Investments - 101.13%
(Cost $477,860,973) 446,434,909
Net unrealized depreciation on unfunded commitments
- (0.04)% (169,504)
Liabilities in Excess of Other Assets - (1.09)% (4,799,531)
Net Assets - 100.00% $ 441,465,874
1
Floating rate security. The rate disclosed was in effect at June 30, 2022.
2
Foreign denominated security issued by foreign domiciled entity.
3
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $168,828, at an interest rate of 4.00% and a maturity of July 31, 2028. The investment is not accruing an unused commitment fee.
4
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $43,485, at an interest rate of 6.25% and a maturity of September 15, 2028. The investment is not accruing an unused commitment fee.
5
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $292,697, at an interest rate of 4.00% and a maturity of June 09, 2028. The investment is not accruing an unused commitment fee.
6
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $99,004, at an interest rate of 5.34% and a maturity of April 02, 2029. The investment is not accruing an unused commitment fee.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $235,102, at an interest rate of 5.42% and a maturity of November 13, 2025. The investment is accruing an unused commitment fee of 0.25% per annum.
8
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
9
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,332,245, which is 0.53% of total net assets.
10
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $113,881, at an interest rate of 5.13% and a maturity of December 16, 2027. The investment is accruing an unused commitment fee of 0.12% per annum.
11
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $267,755, at an interest rate of 3.50% and a maturity of February 15, 2029. The investment is accruing an unused commitment fee of
2.50% per annum.
12
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $321,058, at an interest rate of 3.00% and a maturity of November 18, 2027. The investment is accruing an unused commitment fee of 1.13% per annum.
13
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $334,434, at an interest rate of 3.75% and a maturity of July 17, 2028. The investment is not accruing an unused commitment fee.
14
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $303,849, at an interest rate of 4.25% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
15
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
16
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
17
Non-income producing security.
18
Represents the current yield as of June 30, 2022.
†
Fair valued security. The aggregate value of fair valued securities is $0, which is 0.00%
of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(SOFR): Secured Overnight Financing Rate
(USD): U.S. Dollar
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 659,142 EUR 597,000 Goldman Sachs International 07/08/22 $ 34,678
USD 618,031 EUR 584,000 Goldman Sachs International 10/07/22 3,053
37,731
EUR 597,000 USD 627,716 Goldman Sachs International 07/08/22 (3,253)
NET UNREALIZED APPRECIATION $ 34,478

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
FLOATING RATE INCOME FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 29,948,782 $ — $ — $ 29,948,782
Long-Term Investments:
Bank Loans — 395,333,060 2,059,294 397,392,354
Common Stock — — 272,951 272,951
Corporates — 18,784,158 — 18,784,158
Rights — — — —
Warrant — 36,664 — 36,664
Other Financial Instruments
*
Assets:
Foreign currency exchange contracts — 37,731 — 37,731
Liabilities:
Foreign currency exchange contracts — (3,253) — (3,253)
Total $ 29,948,782 $ 414,188,360 $ 2,332,245 $ 446,469,387
*Other financial instruments include foreign currency exchange contracts.

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
FLOATING RATE
INCOME FUND
BANK
LOANS
COMMON
STOCK
Balance as of
April 1, 2022 $ 3,781,017 $ 289,860
Accrued discounts/premiums — —
Realized (loss) (265) —
Change in unrealized (depreciation)* (316,318) (16,909)
Purchases 7,204 —
Sales (6,094) —
Transfers into Level 3** — —
Transfers out of Level 3** (1,406,250) —
Balance as of
June 30, 2022
$ 2,059,294 $ 272,951
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(261,315) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**Transfers into and transfers out of level 3 represent the values as of the end of the reporting period. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments with an end of period value of $1,406,250 transferred from level 3 to level 2 in the disclosure hierarchy.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
FLOATING RATE INCOME
FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Bank Loans $2,059,294 Third-Party Vendor Vendor Prices $68.60 - $91.00 $78.50 Increase
Common Stock $272,951 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Rights $— Broker Quote Offered Quote $— $— Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

Floating Rate Income Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
COMMITMENTS AND CONTINGENCIES
The Floating Rate Income Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
FLOATING RATE INCOME FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED (LOSS)
NMN Holdings III Corp., Delayed-Draw Term Loan, 1st Lien November 2025 $ 235,102 $ (21,487)
Precision Medicine Group LLC, Delayed-Draw Term Loan, 1st Lien November 2027 321,058 (26,261)
Refficiency Holdings LLC, Delayed-Draw Term Loan, 1st Lien December 2027 113,881 (7,254)
Dessert Holdings, Inc., Delayed-Draw Term Loan, 1st Lien June 2028 292,697 (23,092)
Aveanna Healthcare LLC, Delayed-Draw Term Loan B, 1st Lien July 2028 334,434 (41,038)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan, 1st Lien July 2028 168,828 (16,357)
Trident TPI Holdings, Inc., Delayed-Draw Term Loan B3, 1st Lien September 2028 43,485 (2,726)
AthenaHealth Group, Inc., Delayed-Draw Term Loan B, 1st Lien February 2029 267,755 (20,361)
Dermatology Intermediate Holdings, Inc., Delayed-Draw Term Loan, 1st
Lien April 2029 99,004 (6,883)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan, 1st Lien June 2029 303,850 (4,045)
Total Unfunded Commitments $ 2,180,094 $ (169,504)